Advances for drillships under construction and related costs	12 Months Ended
Dec. 31, 2013
Advances For Drillships Under Construction [Abstract]
Advances for drillships under construction

5. Advances for drillships under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the drillship building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2. For the years ended December 31, 2012 and 2013, the movement of the advances for drillships under construction and related costs was as follows:

	December 31,

	2012	2013
Balance at beginning of year	$754,925	$992,825
Advances for drillships under construction and related costs	237,900	1,112,237
Drillships delivered	-	(1,442,749)
Balance at end of year	$992,825	$662,313

On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to an option contract with Samsung, Ocean Rig UDW exercised four of its six newbuilding drillship options, and entered into shipbuilding contracts for four seventh generation ultra-deepwater drillships, namely Ocean Rig Mylos, Ocean Rig Skyros, Ocean Rig Athena, and Ocean Rig Apollo for a total contractual cost of approximately $608,000, per drillship for the initial three, and $622,756 for the fourth. The Ocean Rig Mylos and the Ocean Rig Skyros were delivered on August 19, 2013 and December 20, 2013 respectively, while the Ocean Rig Athena and Ocean Rig Apollo, for which the Company has paid $477,785 to the yard, are scheduled to be delivered in March 2014 and January 2015, respectively.

On August 30, 2013, Drillship Santorini Owners Inc., a wholly owned subsidiary of Ocean Rig signed a contract to construct a 7th generation ultra-deepwater drillship at Samsung Heavy Industries. This 7th generation drillship is a sister ship to Ocean Rig Skyros and the two drillships currently under construction at Samsung (Ocean Rig Athena and Ocean Rig Apollo), and is scheduled to be delivered to the Company in December 2015. The project value price is estimated to be approximately $600 million.